STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
STOCK OPTIONS AND WARRANTS [Text Block]
12.	STOCK OPTIONS AND WARRANTS

Stock Options

On April 14, 2011, the shareholders approved and adopted at the Annual General Meeting to consolidate the Company’s 2007 Equity compensation plan and the Company’s 2010 Equity Compensation Plan into a new Company 2011 Stock Option Plan. The purpose of this Plan is to advance the interests of the Corporation, through the grant of Options, by providing an incentive mechanism to foster the interest of eligible persons in the success of the Corporation and its affiliates; encouraging eligible persons to remain with the Corporation or its affiliates; and attracting new Directors, Officers, Employees and Consultants.

On November 5, 2013 the Company granted 675,000 stock options to directors, officers, and consultant of the Company with an exercise price of $0.06 vested immediately, expiring November 5, 2018.

On November 18, 2013, the Company granted 25,000 stock options to consultant of the Company with an exercise price of $0.09 vested immediately, expiring November 18, 2018.

On January 1, 2014, the Company granted 200,000 stock options to consultant of the Company with an exercise price of $0.075 with 100,000 stock options vesting immediately, 50,000 stock options vested 30 days after the grant and 50,000 stock options vested 60 days after the grant, expiring January 1, 2019.

On January 13, 2014, the Company granted 250,000 stock options to consultant of the Company. with respect to the Corporate Development Agreement dated January 13, 2014. The exercise price of the stock options is $0.16, 250,000 stock options vested immediately, expiring January 13, 2019.

On February 5, 2014, Ryan Foster has joined the Company as an advisor the Company has granted 50,000 stock options to Ryan Foster with an exercise price of $0.35, 25,000 stock options vested immediately, 25,000 stock options vested on July 1, 2014, expiring February 5, 2019.

On March 11, 2014, the Company granted 100,000 stock options to Robert Chadwick with an exercise price of $0.68, 50,000 stock options vested immediately, 50,000 stock options vested on September 11, 2014, expiring March 11, 2019. The Company also granted 100,000 options to Clayton Newbury with an exercise price of $0.68, 50,000 stock options vested immediately, 50,000 stock options vested on September 11, 2014, expiring March 11, 2019.

On March 14, 2014, the Company accepted and received gross proceeds from a director of the Company of CAD$8,250 (US$7,500), for the exercise of 50,000 stock options at an exercise price of $0.15, into 50,000 common shares of the Company.

On March 25, 2014, Enertopia Corp (the “Company”) accepted and received gross proceeds of $67,750, for the exercise of 325,000 stock options at $0.06 to $0.25 each, into 325,000 common shares of the Company.

On March 26, 2014, the Company’s Board has appointed Dr. Robert Melamede as an Advisor to the Board of Directors’ the Company has granted 500,000 stock options with an exercise price of $0.70, 250,000 stock options vest immediately and the remaining 250,000 stock options vest September 26, 2014, expiring March 26, 2019.

On April 1, 2014, the Company granted 100,000 stock options vesting immediately, with an exercise price of $0.86, expiring April 1, 2019.

On April 1, 2014, the Company granted 100,000 stock options vesting immediately with an exercise price of $0.86, expiring April 1, 2019.

On April 3, 2014, the Company entered into another 3 month Social Media/Web Marketing Agreement with Stuart Gray. The Company issued 100,000 stock options. The exercise price of the stock options is $0.72, 100,000 stock options vested immediately, expiring April 3, 2019.

On April 3, 2014, the Company accepted and received gross proceeds from past consultant of the Company of $1,500 for the exercise of 25,000 stock options at an exercise price of $0.06, into 25,000 common shares of the Company.

On April 8, 2014, the Company granted 50,000 stock options to a consultant of the Company, Taven White. The exercise price of the stock options is $0.50, 50,000 stock options vested immediately, expiring April 8, 2019.

On April 17, 2014, the Company accepted and received gross proceeds from a director of CAD$8,475 (US$7,500), for the exercise of 50,000 stock options at $0.15 into 50,000 common shares of the Company.

For the nine months ended May 31, 2014, the Company recorded $673,886 (May 31, 2013 – $Nil) stock based compensation expenses which has been included in consulting fees.

A summary of the changes in stock options for the nine months ended May 31, 2014 is presented below:

		Options Outstanding
		Weighted Average
	Number of Shares	Exercise Price
Balance, August 31, 2013	2,455,000	$0.15
Expired	(150,000)	0.18
Exercised	(900,000)	0.10
Granted	2,250,000	0.70
Balance, May 31, 2014	3,655,000	$0.13

The fair value of options granted has been estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

	May 31 2014	August 31, 2013
Expected volatility	204%	134.43%
Risk-free interest rate	1.33%	1.32%
Expected life	5.00 years	5.00 years
Dividend yield	0.00%	0.00%
Estimated fair value per option	$$0.86	$0.06

The Company has the following options outstanding and exercisable.

May 31, 2014	Options outstanding			Options exercisable
	Number	Remaining	Exercise	Number	Exercise
Exercise prices	of shares	contractual	Price	of shares	Price
		life		exercisable
$0.50	50,000	4.85 years	$0.50	50,000	$0.50
$0.72	100,000	4.84 years	$0.72	100,000	$0.72
$0.86	200,000	4.84 years	$0.86	200,000	$0.86
$0.70	500,000	4.82 years	$0.70	250,000	$0.70
$0.68	200,000	4.78 years	$0.68	100,000	$0.68
$0.35	50,000	4.69 years	$0.35	25,000	$0.35
$0.16	250,000	4.62 years	$0.16	250,000	$0.16
$0.075	50,000	4.59 years	$0.075	50,000	$0.075
$0.06	550,000	4.43 years	$0.06	550,000	$0.06
$0.10	300,000	0.39 years	$0.10	300,000	$0.10
$0.10	400,000	0.58 years	$0.10	400,000	$0.10
$0.15	555,000	1.71 years	$0.15	555,000	$0.15
$0.15	150,000	1.77 years	$0.15	150,000	$0.15
$0.15	150,000	2.80 years	$0.15	150,000	$0.15
$0.20	100,000	1.44 years	$0.20	100,000	$0.20
$0.25	50,000	2.00 years	$0.25	50,000	$0.25

	3,655,000	3.19 years	$0.30	2,280,000	$0.30
August 31, 2013	Options outstanding			Options exercisable
	Number	Remaining	Exercise	Number	Exercise
Exercise prices	of shares	contractual	Price	of shares	Price
		life		exercisable
$0.10	400,000	1.14 years	$0.10	400,000	$0.10
$0.10	450,000	1.33 years	$0.10	450,000	$0.10
$0.15	655,000	2.46 years	$0.15	655,000	$0.15
$0.15	150,000	2.44 years	$0.15	150,000	$0.15
$0.15	250,000	3.55 years	$0.15	250,000	$0.15
$0.18	150,000	1.98 years	$0.18	150,000	$0.18
$0.20	100,000	1.98 years	$0.20	150,000	$0.20
$0.25	300,000	2.76 years	$0.25	300,000	$0.25

	2,455,000	2.18 years	$0.15	2,455,000	$0.15

Warrants

On November 26, 2013 the Company closed the first tranche of a private placement of 2,720,000 units at a price of CAD$0.05 per unit for gross proceeds of CAD$136,000 ($136,000). Each warrant will be exercisable into one further share at a price of $0.10 per warrant share for a period of thirty six months following the close.

On December 23, 2013, the Company closed its final tranche of a private placement of 2,528,000 units at a price of CAD$0.05 per unit for gross roceeds of CAD$126,400 ($126,400). Each warrant will be exercisable into one further share at a price of US$0.10 per warrant share for a period of thirty six months following the close. The Company also paid a cash finders fee of $10,140 and 202,800 broker warrants to Canaccord Genuity and Wolverton Securities that are exercisable into one common share at a price of US$0.10 that expire on December 23, 2016.

On January 31, 2014, Enertopia closed the first tranche of a private placement of 4,292,000 units at a price of US$0.10 per unit for gross proceeds of $429,200. Each Unit consists of one common share of the Company and one half (1/2) of one non-transferable Share purchase warrant (each whole warrant, a “Warrant”). Each Warrant will be exercisable into one further Share at a price of $0.15 per Warrant Share for a period of twenty four (24) months following closing. A cash finders’ fee for $29,616 and 296,160 full broker warrants that expire on January 31, 2016 with an exercise price of $0.15 was paid to Canaccord Genuity, Leede Financial and Wolverton Securities.

On February 13, 2014, Enertopia closed the final tranche of a private placement by issuing 12,938,000 units at a price of $0.10 per unit for gross proceeds of $1,293,800. Each Unit consists of one common share of the Company and one half (1/2) of one non-transferable Share purchase warrant (each whole warrant, a “Warrant”). Each Warrant will be exercisable into one further Share at a price of $0.15 per Warrant Share for a period of twenty four (24) months following closing. One Director and One Officer of the Company participated in the final tranche for $30,000. A cash finders’ fee for $98,784 ; 8,000 common shares in lieu of $800 finders’ fee and 995,840 full broker warrants that expire on February 13, 2016 with an exercise price of $0.15 was paid to Canaccord Genuity, Global Market Development LLC and Wolverton Securities.

On February 13, 2014, 541,500 warrants from previous private placements were exercised into 541,500 common shares of the Company for net proceeds of US$101,100. The exercise price was $0.20 for 469,500 warrants and $0.10 for 72,000 warrants.

On February 27, 2014, 585,000 warrants from previous private placements were exercised into 585,000 common shares of the Company for net proceeds of US$115,000. The exercise price was $0.20 for 565,000 warrants and $0.10 for 20,000 warrants.

On March 14, 2014, 815,310 warrants from previous private placements were exercised into 815,310 common shares of the Company for net proceeds of $163,062.

On March 17, 2014, 1,548,000 warrants from previous private placements were exercised into 1,548,000 common shares of the Company for net proceeds of US$289,475.

On March 25, 2014, 1,095,000 warrants from previous private placements were exercised into 1,095,000 common shares of the Company for net proceeds of US$114,250.

On April 3, 2014, 1,293,500 warrants from previous private placements were exercised into 1,293,500 common shares of the Company for net proceeds of US$177,950.

On April 17, 2014, 651,045 warrants from previous private placements were exercised into 651,045 common shares of the Company for net proceeds of US$110,209.

On April 30, 2014, 200,000 warrants from previous private placements were exercised into 200,000 common shares of the Company for net proceeds of US$40,000.

On May 29, 2014, the Company accepted and received gross proceeds of $20,000 for the exercise of 200,000 warrants at $0.10 each into 200,000 common shares of the Company.

A summary of warrants as at May 31, 2014 and August 31, 2013 is as follows:

		Warrant Outstanding
		Weighted Average
	Number of warrant	Exercise Price
Balance, August 31, 2013	5,429,800	$0.20
Exercised	(6,929,355)	$0.20
Granted	15,357,800	$0.13
Balance, May 31, 2014	13,858,245	$0.15

Number	Exercise	Expiry
Outstanding [1]	Price	Date

460,000	$0.10; $0.20 after 12 months	July 27, 2015
136,000	$0.10; $0.20 after 12 months	Aug 24, 2015
278,275	$0.10; $0.20 after 12 months	Sep 28, 2015
430,670	$0.10; $0.20 after 12 months	Nov 15, 2015
1,720,000	$0.10	Nov 26, 2016
1,438,800	$0.10	Dec 23, 2016
2,167,160	$0.15	Jan 31, 2016
7,227,340	$0.15	Feb 13, 2016
13,858,245

1. Each warrant entitles a holder to purchase one common share.

11.	STOCK OPTIONS AND WARRANTS

On October 1, 2011, the Company granted 200,000 stock options to a consultant with an exercise price of $0.15, of which 50,000 stock options will be vested as of December 1, 2011 and 50,000 stock options will be vested in each subsequent quarter to be fully vested by September 1, 2012, and the options expire on October 1, 2016.

On November 15, 2011, the Company granted 40,000 stock options to a consultant with an exercise price of $0.10, which vested immediately and expire on November 15, 2016 (cancelled during the year ended August 31, 2012).

On March 19, 2012, the Company granted 450,000 stock options to a director and advisors to the Company with an exercise price of $0.15, of which 225,000 vested immediately and 225,000 vesting on August 15, 2012 and expire March 19, 2017 ( 200,000 of the options were cancelled during year ended August 31, 2013).

On March 27, 2012, the Company granted 250,000 stock options to an Investor Relations company with an exercise price of $0.15, of which 125,000 vested immediately and 125,000 vesting on June 27, 2012 and expire on March 27, 2017 (cancelled during year ended August 31, 2013).

On April 10, 2012, the Company granted 25,000 stock options to a consultant of the Company with an exercise price of $0.15, which vested immediately and expire on April 10, 2017 (cancelled during year ended August 31, 2013).

For the year ended August 31, 2013, the Company recorded $Nil (August 31, 2012 – $32,581) stock based compensation expenses which has been included in consulting fees.

A summary of the changes in stock options for the years ended August 31, 2013 and 2012 are presented below:

		Options Outstanding
		Weighted Average
	Number of Shares	Exercise Price
Balance, August 31, 2011	3,260,000	$0.15
Granted	965,000	$0.15
Cancelled	(40,000)	$0.10
Balance, August 31, 2012	4,185,000	$0.15
Expired	(350,000)	$0.20
Cancelled	(1,380,000)	$0.14
Balance, August 31, 2013	2,455,000	$0.15

The fair value of options granted has been estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

Year ended August 31, 2012
Expected volatility	134.43% - 142.22%
Risk-free interest rate	1.32% - 1.46%
Expected life	5.00 years
Dividend yield	0.00%
Weighted average fair value of the options	$0.06

The Company has the following options outstanding and exercisable.

August 31, 2013	Options outstanding			Options exercisable
Exercise prices	Number of shares	Remaining contractual life	Exercise Price	Number of shares exercisable	Exercise Price

$0.10	400,000	1.14 years	$0.10	400,000	$0.10
$0.10	450,000	1.33 years	$0.10	450,000	$0.10
$0.15	655,000	2.46 years	$0.15	655,000	$0.15
$0.15	150,000	2.44 years	$0.15	150,000	$0.15
$0.15	250,000	3.55 years	$0.15	250,000	$0.15
$0.18	150,000	1.98 years	$0.18	150,000	$0.18
$0.20	100,000	1.98 years	$0.20	150,000	$0.20
$0.25	300,000	2.76 years	$0.25	300,000	$0.25

	2,455,000	2.18 years	$0.15	2,455,000	$0.15
August 31, 2012	Options outstanding			Options exercisable
Exercise prices	Number of shares	Remaining contractual life	Exercise Price	Number of shares exercisable	Exercise Price

$0.10	500,000	2.14 years	$0.10	500,000	$0.10
$0.10	650,000	2.33 years	$0.10	650,000	$0.10
$0.15	910,000	3.46 years	$0.15	910,000	$0.15
$0.15	150,000	3.53 years	$0.15	150,000	$0.15
$0.15	200,000	4.09 years	$0.15	100,000	$0.15
$0.15	450,000	4.55 years	$0.15	225,000	$0.15
$0.15	250,000	4.57 years	$0.15	125,000	$0.15
$0.15	25,000	4.61 years	$0.15	25,000	$0.15
$0.18	150,000	3.54 years	$0.18	150,000	$0.18
$0.20	350,000	0.29 years	$0.20	350,000	$0.20
$0.20	150,000	2.98 years	$0.20	150,000	$0.20
$0.20	100,000	3.19 years	$0.20	100,000	$0.20
$0.25	300,000	3.76 years	$0.15	300,000	$0.15

	4,185,000	3.10 years	$0.15	3,775,000	$0.15

Warrants

As at August 31, 2013, the Company has 5,429,800 warrants issued and outstanding. A summary of warrants as at August 31, 2013 and 2012 is as follows:

		Warrant Outstanding
		Weighted Average
	Number of warrant	Exercise Price
Balance, August 31, 2012 and 2011	12,278,500	$0.18
Expired	(9,218,300)	$0.20
Granted	2,369,600	$0.10
Balance, August 31, 2013	5,429,800	$0.12

Number	Exercise	Expiry
Outstanding [1]	Price	Date

2,224,200	$0.15 ; $0.20 after 12 months	April 13, 2014
660,000	$0.10 ; $0.20 after 12 months	July 27, 2015
176,000	$0.10 ; $0.20 after 12 months	August 24, 2015
1,154,000	$0.10 ; $0.20 after 12 months	September 28, 2015
1,215,600	$0.10 ; $0.20 after 12 months	November 15, 2015
5,429,800

1. Each warrant entitles a holder to purchase one common share.

8,729,000 Subscribers’ Warrants and 489,300 Broker’s Warrants issued in association with the private placement on March 3, 2011 meet the definition of a derivative. Since the exercise price of these warrants is denominated in Canadian dollars, which is different from the Company’s functional currency, the Subscribers’ Warrants and Broker’s Warrants are not considered indexed to the Company’s common shares and they cannot be classified within equity. The Subscribers’ Warrants and the Broker’s Warrants, which have expired on March 3, 2013, were previously classified as warrants liability on the Company’s consolidated balance sheet.